Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Customer ServiceProvider Institution Business_Unit $ / shares	Dec. 31, 2015 USD ($) Customer ServiceProvider	Dec. 31, 2014 USD ($) Customer ServiceProvider
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Experience in operation period	30 years
Number of customers concentrated | Customer	2	2	2
Number of service providers concentrated | ServiceProvider	1	1	1
Financial institutions to held securities | Institution	2
Cash and cash equivalents original maturity dates	Three months or less
Bank balances	$ 2,100,000	$ 8,500,000
Inventory components	12,000	39,000
Costs capitalized	$ 0
Substantial doubt about going concern, management's evaluation	In connection with preparing consolidated financial statements for the year ended December 31, 2016, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued. The Company considered the following:  Operating losses for seven consecutive quarters.  Negative cash flow from operating activities for three consecutive quarters.  Depressed stock price resulting in being non-compliant with NASDAQ listing rules to maintain a stock price of $1.00/share resulting in the necessity to execute a 1:4 reverse stock split.  Loss of 32% of revenue from our number one customer, Sprint, in fiscal year 2016 versus fiscal year 2015. Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due. The Company evaluated its ability to meet its obligations as they become due within one year from the date that the financial statements are issued by considering the following:  The Company raised $4.0 million of debt financing during the year ended December 31, 2016.  The Company has been able to raise capital from short-term loans from its Board members.  As a result of the Company’s restructuring that was implemented during the three months ended December 31, 2016, and again during the first quarter of fiscal 2017, the Company’s cost structure is now in line with its current baseline revenue projections. See Footnote 3 for additional details regarding restructuring. Management believes that the Company will generate enough cash from operations to satisfy its obligations for the next twelve months.
Number of consecutive period of operating losses	21 months
Number of consecutive period of negative cash flows from operating activities	9 months
Stock price | $ / shares	$ 1.00
Reverse stock split ratio	0.25
Debt financing	$ 4,000,000
Substantial doubt about going concern, management's plans, substantial doubt not alleviated	The Company will take the following actions if it starts to trend unfavorable to its internal profitability and cash flow projections, in order to mitigate conditions or events that would raise substantial doubt about its ability to continue as a going concern:  Raise additional capital through short-term loans.  Implement additional restructuring and cost reductions.  Raise additional capital through a private placement.  Secure a commercial bank line of credit.  Dispose of one or more product lines.  Sell or license intellectual property.
Number of operating groups | Business_Unit	2
Advertising expenses	$ 500,000	300,000	$ 300,000
Graphics [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Total sales incentives	$ 300,000	$ 200,000	$ 500,000
Sprint and Affiliates [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of loss of business	32.00%
Customer Relationships Intangible Asset [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges	$ 400,000
Customer Concentration Risk [Member] | Revenues [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration percentage	76.10%	76.70%	79.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration percentage	80.00%	83.00%	87.00%
Supplier concentration risk [Member] | Accounts payable [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration percentage	24.00%	13.00%	27.00%
Minimum [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Minimum [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration percentage	10.00%	10.00%	10.00%
Minimum [Member] | Supplier concentration risk [Member] | Purchase [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration percentage	10.00%	10.00%	10.00%
Maximum [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	7 years